15. CHANGE TO PRIOR FINANCIAL STATEMENT (Details Narrative)- annual (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013 Annual Member	Dec. 31, 2012 Annual Member	Dec. 31, 2005 Annual Member
Incorrect Preferred Stock Value			$ 0
Preferred Stock Shares Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Paid in Capital			$ 26,907